Note 2 - Summary of Significant Accounting Policies - Fair Value Measurement on a Recurring Basis (Details) - Debt Securities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short-term investments - debt security	¥ 2,498,730	¥ 2,797,842
Fair Value, Inputs, Level 1 [Member]
Short-term investments - debt security
Fair Value, Inputs, Level 2 [Member]
Short-term investments - debt security	2,498,730	2,797,842
Fair Value, Inputs, Level 3 [Member]
Short-term investments - debt security